FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2013
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES

8.              FAIR VALUE DISCLOSURES

The Partnership qualifies as an investment company under the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies (“Audit and Accounting Guide”) and therefore, all investments including derivatives are stated at fair value in the Consolidated Statements of Financial Condition, and changes in fair value are included in Realized and Change in unrealized trading profits (losses) in the Consolidated Statements of Operations.

The Partnership records derivatives contracts held in commodities futures trading accounts and cash equivalents at fair value in accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value as the price that the Partnership would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC 820 emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk to the extent the asset or liability is not traded on an exchange or an active market.  Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Partnership. Unobservable inputs are inputs that reflect the General Partner’s assumptions about what information market participants would use to price an asset or liability developed based on the best information available under the circumstances.

ASC 820 establishes a hierarchy that classifies these inputs into the three broad levels listed below:

Level 1 — Price quotations (unadjusted) in active markets/exchanges for identical instruments.

Level 2 — Other than quoted prices included within Level 1 that are observable for substantially the full term of the asset or liability, either directly or indirectly.  Level 2 includes quoted prices (unadjusted) for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and inputs other than quoted prices that are observable or that can be generally corroborated by observable market data, such as those used in models or other valuation methodologies. As a practical expedient, the Partnership relies on the NAV (or its equivalent) of certain investments as their fair value.

Level 3 — Primarily inputs and significant assumptions that are unobservable in the market place.  Level 3 includes instruments for which there is little, if any, market activity.  These inputs require significant judgment or estimation by the General Partner of the Partnership.

There were no Level 3 assets or liabilities held at December 31, 2013, December 31, 2012 or during the years then ended.

The following table summarizes the valuation of the Partnership’s investments by the above ASC 820 fair value hierarchy levels as of December 31, 2013 and 2012.

		Fair Value at Reporting Date Using
		Quoted Prices in Active Markets for	Significant Other
		Identical Assets	Observable Inputs
Description	December 31, 2013	(Level 1)	(Level 2)
Cash Equivalents	$62,321,409	$62,321,409	$—
Investments in Non-Consolidated LLCs	49,264,514	—	49,264,514
Futures (1)	1,153,714	1,153,714	—
Forwards (1)	(82,666)	—	(82,666)
Options (1)	(566,396)	(615,645)	49,249
	$112,090,575	$62,859,478	$49,231,097

Description	December 31, 2012
Cash Equivalents	$117,403,824	$117,403,824	$—
Investments in Non-Consolidated LLCs	99,262,759	—	99,262,759
Futures (1)	416,804	416,804	—
Forwards (1)	(2,072,428)	—	(2,072,428)
Options (1)	(29,494)	132,601	(162,095)
	$214,981,465	$117,953,229	$97,028,236

(1) See Condensed Consolidated Schedules of Investments in Note 3 for the values in each commodity industry sector within this table

ASC 820 permits as a practical expedient, the Partnership to measure the fair value of its Investments in the Non-Consolidated LLCs on the basis of the net asset value per unit of such investment or the equivalent if the net asset value per share of such investments (or the monetary equivalent) is calculated in a manner consistent with the measurement principles of the Audit and Accounting Guide as of the Partnership’s reporting date. The fair value of the Investments in Non-Consolidated LLCs is based on the Partnership’s proportionate share of the fair value of the financial instruments held by the Non-Consolidated LLC, plus any other assets and less any other liabilities held by the Non-Consolidated LLCs which approximates the net asset value per unit.  In accordance with ASC 820, Investments in Non-Consolidated LLCs have been considered Level 2 in the fair value hierarchy as the Partnership has the ability to increase or decrease its ownership in the Non-Consolidated LLC at the above basis on the measurement date.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2013 and 2012.